Stockholders' Equity	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Stockholders' Equity

Note 5 – Stockholders' Equity

The Company is authorized to issue 75,000,000 shares of common stock, par value .001 per share. As of December 31, 2025, there were 42,690,580 shares of common stock issued and outstanding.

Set forth below is information regarding the issuance and sales of securities without registration since inception.  No such sales involved the use of an underwriter; no advertising or public solicitation was involved; the securities bear a restrictive legend; and no commissions were paid in connection with the sale of any securities.

Since January 1, 2025, we have issued an aggregate of 10,520,580 shares: 9,400,000 shares to 10 people for services, 173,913 shares were issued for an asset, and an aggregate of 946,667 shares were issued to 4 people as cash investors. The related amounts recorded were as follows: shares issued for services — common stock of $9,400 and additional paid-in capital of $754,795; shares issued for cash — common stock of $947 and additional paid-in capital of $107,991; and shares issued for asset acquisition — common stock of $174 and additional paid-in capital of $295,393.The issuances were exempt from registration under Section (4)(a)(2) of the Securities Act as issuances not involving a public offering. Such issuances were made to a limited number of non-affiliated individuals and non-affiliated entities as follows:

•	On June 8, 2025, the Company issued 1,500,000 shares of common stock to a non-affiliated entity for services.
•	On June 9, 2025, the Company issued 1,000,000 shares of common stock to a non-affiliated individual for services.
•	On July 5, 2025, the Company issued 500,000 shares of common stock to a non-affiliated individual for services.
•	On July 8, 2025, the Company issued 1,000,000 shares of common stock to a non-affiliated entity for services.
•	On July 29, 2025, the Company issued 66,667 shares of common stock to a non-affiliated individual for cash.
•	On August 20, 2025, the Company issued 173,913 shares of common stock to a non-affiliated entity in exchange for an asset.
•	On September 23, 2025, the Company issued 200,000 shares of common stock to a non-affiliated individual for services.
•	On October 10, 2025, the Company issued 500,000 shares of common stock to a non-affiliated entity for services.
•	On October 15, 2025, the Company issued an aggregate of 1,780,000 shares of common stock, consisting of 1,500,000 shares issued to a non-affiliated entity for services and 280,000 shares issued to a non-affiliated individual for cash.
•	On November 1, 2025, the Company issued 1,400,000 shares of common stock to a non-affiliated individual for services.
•	On November 3, 2025, the Company issued 1,000,000 shares of common stock to a non-affiliated individual for services.
•	On November 12, 2025, the Company issued 1,000,000 shares of common stock to a non-affiliated individual for services.
•	On November 28, 2025, the Company issued 400,000 shares of common stock to a non-affiliated individual for cash.

On February 5, 2022, the Company issued 230,000 shares of common stock to Andrew Read at $.01 for $2,300. On December 28, 2023, the Company issued 22,000,000 shares of common stock to Andrew Read at $.01 for services. The issuances were exempt from registration by reason of Section (4)(a)(2) of the Securities act as issuances not involving a public offering.

The company issued 6,940,000 shares in a Regulation D, Rule 506 offering which was filed with the SEC on March 11, 2022, done in compliance with Section (4)(a)(2) of the 1933 Act, at an offering price of $0.01 per share, resulting in total proceeds of $69,400 and a sale of 6,940,000 shares in aggregate. None of the investors are affiliated with any of our directors, officers or promoters or any beneficial owner of 10% or more of our securities

As of December 31, 2025, the Company had 42,690,580 shares of common stock issued and outstanding.

Warrants

During the year ended December 31, 2025, the Company issued warrants to purchase an aggregate of 946,667 shares of common stock to the Beling Family Trust. No warrants were outstanding as of December 31, 2024.

A summary of warrant activity for the year ended December 31, 2025 is as follows:

	Warrants	Weighted Average Exercise Price
Outstanding at December 31, 2024	—	$—
Granted	946,667	$0.08
Exercised	—	$—
Expired	—	$—
Outstanding at December 31, 2025	946,667	$0.08
Exercisable at December 31, 2025	946,667	$0.08

The weighted average exercise price of warrants granted during the year ended December 31, 2025 was $0.08 per share. The weighted average remaining contractual term of warrants outstanding at December 31, 2025 was approximately 2.74 years.

Based on the Company’s common stock price of $0.10 per share at December 31, 2025, the aggregate intrinsic value of warrants outstanding and exercisable was $34,000.The following table summarizes warrants outstanding at December 31, 2025:

Grant Date	Shares Under Warrant	Exercise Price	Expiration Date	Exercise Terms
July 29, 2025	66,667	$0.30	July 29, 2028	Cash exercise
September 8, 2025	200,000	$0.10	September 8, 2028	Cash exercise
October 15, 2025	280,000	$0.05	October 15, 2028	Cash exercise
November 28, 2025	400,000	$0.05	November 28, 2028	Cash exercise
Total / Weighted Average	946,667	$0.08

We have never utilized an underwriter for an offering of our securities. Other than the securities mentioned above, we have not issued or sold any securities.

No stock was issued to related parties during the period.